Property, Plant and Equipment - Summary of Principal Depreciation Methods and Rates Applied to Major Asset Categories (Detail)	12 Months Ended
Jun. 30, 2019
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Typical depreciation methodology	SL
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	25 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	50 years
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Typical depreciation methodology	SL
Plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	3 years
Plant and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	30 years
Mineral rights and petroleum interests [member]
Disclosure of detailed information about property, plant and equipment [line items]
Typical depreciation methodology	UoP
Depreciation rate	Based on the rate of depletion of reserves
Capitalised exploration, evaluation and development expenditure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Typical depreciation methodology	UoP
Depreciation rate	Based on the rate of depletion of reserves